Stock Plans, Share-Based Payments and Warrants - Summary of Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares, Outstanding at beginning of year	2,472,234	2,410,134
Shares, Options granted	2,911,829	352,519
Shares, Options forfeited or expired	(1,080,425)	(290,419)
Shares, Outstanding at end of year	4,303,638	2,472,234
Weighted Average Exercise Price, Outstanding at beginning of year	$ 0.96	$ 1.28
Weighted Average Exercise Price, Options granted	0.56	0.50
Weighted Average Exercise Price, Options forfeited or expired	1.28	2.45
Weighted Average Exercise Price, Outstanding at end of year	$ 0.65	$ 0.96